Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization	¥ 42,162	$ 6,132	¥ 22,555	¥ 12,086